Long-term liabilities long-term liabilities - Additional Information (Detail)	12 Months Ended										12 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Parent CAD	Dec. 31, 2012 Parent CAD	Nov. 19, 2013 Parent Revolving Credit Facility USD ($)	Nov. 18, 2013 Parent Revolving Credit Facility USD ($)	Jan. 17, 2014 Algonquin Power Co Senior Unsecured Notes 4.65% Senior Unsecured Debentures Due 2022 Subsequent Event CAD	Dec. 31, 2013 Algonquin Power Co Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 03, 2012 Algonquin Power Co Senior Unsecured Notes 4.82% Senior Unsecured Notes	Dec. 31, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility USD ($)	Jan. 02, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility USD ($)	Dec. 31, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility Minimum USD ($)	Dec. 31, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility Maximum USD ($)	Feb. 10, 2014 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility Subsequent Event USD ($)	Dec. 31, 2013 Algonquin Power Co Revolving Credit Facility LIBOR CAD	Dec. 31, 2012 Algonquin Power Co Revolving Credit Facility LIBOR CAD	Dec. 31, 2011 Algonquin Power Co Revolving Credit Facility LIBOR CAD	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes USD ($) Tranche	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes USD ($) Tranche	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes CAD	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Mar. 14, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Jul. 03, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Jul. 03, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Jul. 03, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2013 Liberty Utilities Revolving Credit Facility LIBOR USD ($)	Sep. 30, 2013 Liberty Utilities Revolving Credit Facility LIBOR USD ($)	Sep. 29, 2013 Liberty Utilities Revolving Credit Facility LIBOR USD ($)	Dec. 31, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 20, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 31, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 20, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 31, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 20, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)
Debt Instrument [Line Items]
Debt instrument, face value							200,000,000	150,000,000	150,000,000			$ 150,000,000							$ 125,000,000	$ 225,000,000		$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 75,000,000	$ 75,000,000	$ 75,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 115,000,000	$ 115,000,000	$ 115,000,000	$ 60,000,000	$ 60,000,000	$ 60,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000				$ 6,000,000	$ 6,000,000	$ 7,000,000	$ 7,000,000	$ 6,500,000	$ 6,500,000
Debt instrument, interest rate							4.65%	4.82%	4.82%													3.23%	3.23%	3.23%	3.86%	3.86%	3.86%	4.26%	4.26%	4.26%	4.14%	4.14%	4.14%	3.51%	3.51%	3.51%	4.49%	4.49%	4.49%	4.89%	4.89%	4.89%	7.37%	7.37%	7.37%	7.94%	7.94%	7.94%	7.30%	7.30%	7.30%				7.24%	7.24%	7.99%	7.99%	9.44%	9.44%
Deferred finance costs	9,011,000	8,706,000					940,000	1,057,000													2,663,000
Decrease in long-term liabilities	685,472,000	75,432,000									28,000,000				40,000,000
Debt instrument, remaining principal amount											122,000,000				82,000,000
Debt instrument, term											12 years 6 months
Debt instrument, periodic principal payments													3,000,000	6,000,000
Debt instrument sold, price per principal amount							0.99864			0.9994
Line of credit facility, maximum borrowing capacity					65,000,000	30,000,000										200,000,000	200,000,000	120,000,000																																		200,000,000	200,000,000	100,000,000
Debt instrument, number of tranches																			3	3	3
Interest on long term debt	416,823,000		14,057,000	4,482,000
Cash paid during the period for interest expense	44,185,000	28,635,000	49,746,000	20,671,000